Leases - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Real Estate Leases [Member]
Lessee Lease Description [Line Items]
Lessee, operating lease, option to extend	Our real estate leases generally have terms of between 5 to 10 years and contain lease extension options that can vary from month-to-month extensions to up to 5 year extensions
Lessee, operating lease, existence of option to extend	true
Real Estate Leases [Member] | Minimum [Member]
Lessee Lease Description [Line Items]
Lessee, operating lease, term of contract	5 years
Real Estate Leases [Member] | Maximum [Member]
Lessee Lease Description [Line Items]
Lessee, operating lease, term of contract	10 years
Lessee, operating lease, renewal term	5 years
Vehicle Leases [Member]
Lessee Lease Description [Line Items]
Lessee, operating lease, option to extend	Our vehicle leases generally have terms of between 3 to 5 years and contain lease extension options on a month-to-month basis. Our vehicle leases are generally not reasonably certain to be extended.
Lessee, operating lease, existence of option to extend	true
Vehicle Leases [Member] | Minimum [Member]
Lessee Lease Description [Line Items]
Lessee, operating lease, term of contract	3 years
Vehicle Leases [Member] | Maximum [Member]
Lessee Lease Description [Line Items]
Lessee, operating lease, term of contract	5 years